Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net income	$ 4,609,453	$ 3,098,317	$ 2,562,636
Adjustments to reconcile net income to cash provided by operating activities
Allowance for doubtful accounts	2,948	22,137	34,328
Depreciation and amortization	228,547	230,597	226,633
Inventory reserve (recovery)	(312,532)	29,539
Deferred income tax	29,109	(7,751)	(5,149)
Amortization of operating lease right-of-use assets	58,147
Amortization of stock options	44,910
Unrealized foreign currency exchange loss (gain)	45,124	248	(5,281)
Gain on disposal of property and equipment		(20,150)
Changes in operating assets and liabilities:
Accounts receivable	(89,543)	(284,546)	(2,912,222)
Inventories	(209,011)	1,636,321	6,681,972
Advance to suppliers, net	(399,262)	(3,021,739)	168,868
Prepaid expenses and other current assets	2,642	72,116	173,609
Accounts payable	(969,414)	(1,982,205)	(78,356)
Operating lease liabilities	(49,648)
Taxes payable	410,716	2,662,542	1,538,662
Deferred revenue	684,030	161,045	(1,223,824)
Accrued expenses and other current liabilities	(33,092)	46,605	(57,053)
Net cash provided by operating activities	4,053,124	2,643,076	7,104,823
Cash flows from investing activities
Purchase of short-term investments	(2,159,920)
Proceeds upon redemption of short-term investments	470,082
Purchase of property and equipment	(51,878)	(31,885)	(213,634)
Capital expenditures on construction-in-progress	(4,432,941)	(4,301,103)	(6,861,257)
Purchase of intangible assets	(269,088)
Refund (payment) of acquisition deposit	(1,000,000)	1,329,945	(1,355,067)
Net cash used in investing activities	(7,443,745)	(3,003,043)	(8,429,958)
Cash flows from financing activities
Net proceeds from issuance of Ordinary Shares in initial public offerings	11,271,480
Proceeds from short-term loans	1,257,225	2,033,570	4,008,293
Proceeds from long-term loans	1,245,871	319,342
Repayment of short-term loans	(2,563,433)	(2,872,778)	(4,514,482)
Repayment of long-term loans	(2,522,101)
Proceeds from (repayment of) borrowings from related parties	(2,262,378)	1,067,808	543,976
Proceeds from (repayment of) third party loans	(721,484)	238,133	(101,793)
Principal payment from (repayment of) finance lease	169,153	(392,030)	432,722
Capital contribution from non-controlling interest			435,964
Payment for deferred initial public offering costs	(521,651)	(281,553)
Net cash provided by financing activities	5,352,682	112,492	804,680
Effect of changes of foreign exchange rates on cash	(111,300)	6,810	(6,630)
Net increase (decrease) in cash	1,850,761	(240,665)	(527,085)
Cash, beginning of year	53,106	293,771	820,856
Cash, end of year	1,903,867	53,106	293,771
Supplemental disclosure of cash flow information
Cash paid for interest expense	417,266	276,671	333,190
Cash paid for income tax	2,411		115,179
Supplemental disclosure of non-cash investing and financing activities
Amortization of share-based compensation for initial public offering services	422,221	211,112
Right-of-use assets obtained in exchange for operating lease obligations	$ 257,564